TRANSAMERICA LIBERTYSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2017

Effective on or about February 1, 2018, the following changes will occur:

The following subaccount and portfolio name changes will occur.

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
TA Asset Allocation – Conservative	TA JPMorgan Asset Allocation – Conservative	Transamerica Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Conservative VP
TA Asset Allocation – Growth	TA JPMorgan Asset Allocation – Growth	Transamerica Asset Allocation – Growth VP	Transamerica JPMorgan Asset Allocation – Growth VP
TA Asset Allocation – Moderate	TA JPMorgan Asset Allocation – Moderate	Transamerica Asset Allocation – Moderate VP	Transamerica JPMorgan Asset Allocation – Moderate VP
TA Asset Allocation – Moderate Growth	TA JPMorgan Asset Allocation – Moderate Growth	Transamerica Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP
TA International Moderate Growth	TA JPMorgan International Moderate Growth	Transamerica International Moderate Growth VP	Transamerica JPMorgan International Moderate Growth VP

The following subaccounts are hereby added to the “Appendix - Designated Investment Options” as designated funds under the Retirement Income Max® rider.

TA AB Dynamic Allocation – Service Class

TA American Funds Managed Risk - Balanced – Service Class

TA BlackRock Global Allocation Managed Risk – Balanced – Service Class

TA BlackRock Smart Beta 50 – Service Class

TA JPMorgan Asset Allocation – Moderate – Service Class

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LibertySM Variable Annuity dated May 1, 2017